Document and Entity Information	Jul. 13, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001449488
Document Type	8-K/A
Document Period End Date	Jul. 13, 2022
Entity Registrant Name	CSI Compressco LP
Entity Incorporation State Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	1735 Hughes Landing Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(832)
Local Phone Number	365-2257
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by CSI Compressco LP, a Delaware limited partnership (the “Partnership”), with the Securities and Exchange Commission on July 13, 2022, Michael E. Moscoso resigned from his position as Vice President – Finance of CSI Compressco GP LLC, the general partner of the Partnership (the “General Partner”), effective as of a date to be mutually agreed upon. The Partnership is filing this Current Report on Form 8-K/A to report that Mr. Moscoso’s resignation shall be effective as of October 3, 2022. In connection with his resignation, Mr. Moscoso will receive accelerated vesting and settlement, in the form of Partnership common units, with respect to 30,123 outstanding equity awards held pursuant to the CSI Compressco LP Second Amended and Restated 2011 Long Term Incentive Plan (the “LTIP”).